(Loss) earnings per share (Details) - USD ($) $ in Thousands		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023
Notes and other explanatory information [abstract]
Net (loss) income attributable to shareholders		$ (470)	$ 2,250
Weighted average number of common shares for basic EPS	[1]	289,618,686	282,401,603
Effect of dilutive stock options, warrants, RSUs and share awards			6,127,725
Weighted average number of common shares for diluted EPS	[1]	289,618,686	288,529,328

[1]	The weighted average number of common shares for basic and diluted EPS include 10.0 million gross number of vested, but unissued, common shares relating to common share awards.